Reclassifications (Details) - Schedule of Consolidated Statement of Financial Position and Consolidated Statement of Comprehensive Income	6 Months Ended
Jun. 30, 2024 USD ($)
As previously reported [Member]
Schedule of Consolidated Statement of Financial Position and Consolidated Statement of Comprehensive Income [Line Items]
Cost of revenue	$ (15,854,798)
Selling and marketing expenses	(4,673,130)
General and administrative expenses	(9,090,300)
Consultancy and professional fees	(530,275)
Finance costs	(139,255)
Reclassification [Member]
Schedule of Consolidated Statement of Financial Position and Consolidated Statement of Comprehensive Income [Line Items]
Cost of revenue	238,298
Selling and marketing expenses	36,020
General and administrative expenses	(120,924)
Consultancy and professional fees	(208,607)
Finance costs	55,213
As reclassified [Member]
Schedule of Consolidated Statement of Financial Position and Consolidated Statement of Comprehensive Income [Line Items]
Cost of revenue	(15,616,500)
Selling and marketing expenses	(4,637,110)
General and administrative expenses	(9,211,224)
Consultancy and professional fees	(738,882)
Finance costs	$ (84,042)